Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Line Items]
Revenue	€ 462,664	€ 499,347	€ 1,491,911	€ 1,242,833
Cost of sales	(311,693)	(213,197)	(566,117)	(493,031)
Gross profit	150,971		925,793	749,802
Operating expenses
Selling and distribution expenses	(123,663)	(111,808)	(455,851)	(347,371)
General administrative expenses	(31,039)	(52,628)	(171,388)	(86,589)
Foreign exchange gain (loss)	20,585	(1,523)	(36,056)	45,516
Other income (expense), net	(1,673)		(1,810)	1,669
Profit from operations	15,181		260,688	363,027
Finance cost, net	(28,958)		(107,036)	(112,503)
Profit (loss) before tax	(13,777)	119,718	153,652	250,524
Income tax expense	(3,428)	(20,694)	(78,630)	(63,413)
Net profit (loss)	(17,205)		75,022	187,111
Items that may be reclassified to profit (loss) in subsequent periods (net of tax):
Cumulative translation adjustment gain (loss)	23,736		(97,301)	106,276
Net position of fair value changes of the cash flow hedge			(345)
Items that will not be reclassified to profit in subsequent periods:
Other comprehensive income (loss)	23,736		(97,646)	106,276
Total comprehensive income (loss)	€ 6,531		€ (22,624)	€ 293,387
Earnings (loss) per share
Basic	€ (0.09)		€ 0.41	€ 1.02
Diluted	€ (0.09)		€ 0.41	€ 1.02
Predecessor
Income Statement [Line Items]
Revenue		499,347
Cost of sales		(213,197)
Gross profit		286,150
Operating expenses
Selling and distribution expenses		(111,808)
General administrative expenses		(52,628)
Foreign exchange gain (loss)		(1,523)
Other income (expense), net		1,280
Profit from operations		121,471
Finance cost, net		(1,753)
Profit (loss) before tax		119,718
Income tax expense		(20,694)
Net profit (loss)		99,024
Items that may be reclassified to profit (loss) in subsequent periods (net of tax):
Cumulative translation adjustment gain (loss)		8,037
Items that will not be reclassified to profit in subsequent periods:
Remeasurement of defined benefit plans		22
Other comprehensive income (loss)		8,059
Total comprehensive income (loss)		€ 107,083